REDEEMABLE CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES WARRANTS - Schedule of Redeemable Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares outstanding (in shares)	[1]	0	406,399,029	321,805,960	240,046,195
Beginning balance (in shares)		$ 0	$ 307,047	$ 105,981	$ 43,613
Aggregate Liquidation Preference			$ 403,962
Unadjusted For Stock Split
Temporary Equity [Line Items]
Shares authorized (in shares)			2,206,243
Shares outstanding (in shares)			2,174,927
Shares issued (in shares)			2,174,927
Series A
Temporary Equity [Line Items]
Beginning balance (in shares)			$ 1,243
Aggregate Liquidation Preference			$ 1,837
Series A | Unadjusted For Stock Split
Temporary Equity [Line Items]
Shares authorized (in shares)			370,370
Shares outstanding (in shares)			370,370
Shares issued (in shares)			370,370
Temporary equity, new issues (in dollars per share)			$ 3.38
Series A-1
Temporary Equity [Line Items]
Beginning balance (in shares)			$ 3,254
Aggregate Liquidation Preference			$ 4,489
Series A-1 | Unadjusted For Stock Split
Temporary Equity [Line Items]
Shares authorized (in shares)			179,398
Shares outstanding (in shares)			172,857
Shares issued (in shares)			172,857
Temporary equity, new issues (in dollars per share)			$ 18.90
Series B
Temporary Equity [Line Items]
Beginning balance (in shares)			$ 36,635
Aggregate Liquidation Preference			$ 18,468
Series B | Unadjusted For Stock Split
Temporary Equity [Line Items]
Shares authorized (in shares)			412,554
Shares outstanding (in shares)			412,554
Shares issued (in shares)			412,554
Temporary equity, new issues (in dollars per share)			$ 35.81
Series C
Temporary Equity [Line Items]
Beginning balance (in shares)			$ 24,893
Aggregate Liquidation Preference			$ 30,106
Series C | Unadjusted For Stock Split
Temporary Equity [Line Items]
Shares authorized (in shares)			343,498
Shares outstanding (in shares)			343,498
Shares issued (in shares)			343,498
Temporary equity, new issues (in dollars per share)			$ 72.57
Series D
Temporary Equity [Line Items]
Beginning balance (in shares)			$ 105,016
Aggregate Liquidation Preference			$ 183,329
Series D | Unadjusted For Stock Split
Temporary Equity [Line Items]
Shares authorized (in shares)			713,076
Shares outstanding (in shares)			688,301
Shares issued (in shares)			688,301
Temporary equity, new issues (in dollars per share)			$ 149.35
Series E
Temporary Equity [Line Items]
Beginning balance (in shares)			$ 136,006
Aggregate Liquidation Preference			$ 165,733
Series E | Unadjusted For Stock Split
Temporary Equity [Line Items]
Shares authorized (in shares)			187,347
Shares outstanding (in shares)			187,347
Shares issued (in shares)			187,347
Temporary equity, new issues (in dollars per share)			$ 838.49

[1]	Prior period amounts have been retroactively adjusted to reflect the 1:186.9 stock split effected on June 22, 2022.